ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Additional Information 2 (Detail) - ARS ($)				3 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2022	Jun. 19, 2020	Mar. 31, 2025	Dec. 31, 2024
Disclosure of additional information [line items]
Instruments held in custody				$ 51,362,189,200,000	$ 47,523,085,445,000
CNV Summary Proceeding No. 87/2024
Disclosure of additional information [line items]
Legal reserve				28,837,892,000
Banco Galicia And Eight Directors | UIF Proceedings - Docket 867/13
Disclosure of additional information [line items]
Penalties applied			$ 440,000
6 Regular Directors And 3 Regular Syndics Of The Bank, 3 Regular Directors And 3 Regular Syndics Of Galicia Securities S.A.U., And 5 Regular Directors And 3 Regular Syndics Of INVIU S.A.U. | CNV Summary Proceeding No. 87/2024
Disclosure of additional information [line items]
Liquidity option exercise, NV amount	$ 113,000,000
Complementary notes exercise, apparent excess amount	$ 23,072,000,000
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount				1,326,200,000
Minimum required shareholders offsetting entry				663,100,000
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount				656,609,000
Minimum required shareholders offsetting entry				328,305,000
Treasury bills				2,239,278,000
Treasury bills, fair value				1,944,000,000
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry				774,780,000
Minimum equity requirement act as agent				1,549,560,000
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry				$ 814,323,000
Minimum offsetting entry shares				17,000,000
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount				$ 656,609,000
Minimum required shareholders offsetting entry				$ 328,305,000
Required shareholders equity shares (in shares)				470,350
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity shares (in shares)				470,350
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Instruments held in custody				$ 8,532,604,454,000	$ 7,981,096,231,000
Securities held in custody in units				113,574,991,513	113,964,085,065
Banco Galicia
Disclosure of additional information [line items]
Legal reserve				20.00%
Percentage of profit shown in income statement				20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred				5.00%
Legal reserve				20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement				3.50%
Percentage of accumulated income				60.00%
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate				25.00%
Minimum capital requirement		$ 122,320,811,000		$ 300,000,000
Banco GGAL S.A.
Disclosure of additional information [line items]
Required shareholders equity amount				$ 656,609,000
Required shareholders equity shares (in shares)				470,350
Instruments held in custody				$ 1,453,390,344,000	$ 1,500,173,078,000
Securities held in custody in units				125,619,458,158	104,969,157,902